Summarized Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues	$ 481,718		$ 468,542		$ 414,587		$ 364,364		$ 324,874		$ 258,977		$ 246,470		$ 232,274		$ 1,729,211	$ 1,062,595	$ 887,074
Direct operating expenses	290,137		285,804		261,269		247,980		227,347		174,878		173,219		170,997		1,085,190	746,441	609,807
Loss on early extinguishment of debt	0		0		0		46,451										(46,451)	0	(472)
(Loss) income from continuing operations	42,032		45,746		40,347		(16,789)		(9,153)		1,813		(7,260)		(9,804)		111,336	(24,404)	(102,769)
Net (loss) income	39,569		43,438		36,360		(18,712)		76,209		6,003		(2,856)		(9,007)		100,655	70,349	(156,676)
(Loss) income attributable to Key	$ 39,348		$ 44,168		$ 36,080		$ (18,135)		$ 76,539		$ 6,772		$ (2,236)		$ (7,580)		$ 101,461	$ 73,495	$ (156,121)
(Loss) earnings per share:
Basic and Diluted	$ 0.26	[1]	$ 0.30	[1]	$ 0.25	[1]	$ (0.13)	[1]	$ 0.54	[1]	$ 0.05	[1]	$ (0.02)	[1]	$ (0.06)	[1]

[1]	(1)Quarterly earnings per common share are based on the weighted average number of shares outstanding during the quarter, and the sum of the quarters may not equal annual earnings per common share.